OTHER INCOME AND EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2016
Other income and expenses [Abstract]
Net foreign exchange gain/(loss)	$ 56	$ (63)		$ 0
Royalty income	0	0		4
Loss on disposal of plant and equipment	0	0		(28)
Total other income included in profit or loss	56	(63)		(24)
Depreciation and impairment [Abstract]
Depreciation of plant and equipment	(13)	(21)		(30)
Impairment of exploration and evaluation assets	0	(520)	[1]	0
Total depreciation and impairment expenses included in profit or loss	(13)	(541)		(30)
Employee expenses [Abstract]
Salaries and wages	(2,141)	(1,582)		(1,696)
Defined contribution plans	(58)	(64)		(51)
Termination benefits	(23)	(2)		(4)
Travel expenses	(161)	(400)		(267)
Other employee expenses	(575)	(289)		(227)
Employment expenses included in profit or loss	(2,958)	(2,337)		(2,245)
Share-based payment expenses included in profit or loss	(2,298)	(674)		(507)
Total employment expenses included in profit or loss	$ (5,256)	$ (3,011)		$ (2,752)

[1]	During the 2017 financial year, the Group made a decision to impair the accumulated exploration and evaluation expenditures associated with its Arkoma Coal Project on the basis that these costs are unlikely to be recouped through successful development and commercial exploitation.